INCOME TAXES (Tables)	12 Months Ended
Feb. 03, 2013
INCOME TAXES
Components of Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes

The components of Income (Loss) from Continuing Operations before Provision (Benefit) for Income Taxes are as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
United States	$(1,210)	$(503)	$(606)
Foreign	14	19	21

Total	$(1,196)	$(484)	$(585)

Provision (Benefit) for Income Taxes

The Provision (Benefit) for Income Taxes consisted of the following (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Current:
Federal	$—	$—	$—
State	3	3	2
Foreign	2	—	6

	5	3	8
Deferred:
Federal	(3)	64	12
State	(1)	6	4
Foreign	—	(5)	4
Foreign realization of tax deductible goodwill from prior acquisitions	2	11	—

	(2)	76	20

Total	$3	$79	$28

Reconciliation of Provision (Benefit) for Income Taxes from Continuing Operations at Federal Statutory Rate of 35% to Actual Tax Provision (Benefit)

The reconciliation of the provision (benefit) for income taxes from continuing operations at the federal statutory rate of 35% to the actual tax provision (benefit) for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Income taxes at federal statutory rate	$(419)	$(169)	$(205)
State income taxes, net of federal income tax benefit	(53)	(24)	(15)
Non-deductible goodwill impairment	17	—	—
Non-deductible interest	14	15	13
Valuation allowance	442	259	228
Adjustments to tax reserves	(1)	12	4
Other, net	3	(14)	3

Total provision (benefit)	$3	$79	$28

Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of February 3, 2013 and January 29, 2012 were as follows (amounts in millions):

	February 3, 2013	January 29, 2012
Current:
Deferred Tax Assets:
Interest	$131	$33
Allowance for doubtful accounts	9	12
Inventory	37	49
Accrued compensation	1	3
Accrued self-insurance liabilities	5	5
Restructuring liabilities	4	7
Other accrued liabilities	23	27
Valuation allowance	(167)	(76)

Current deferred tax assets	43	60
Deferred Tax Liabilities:
Prepaid expense	$(1)	$(1)

Current deferred tax liabilities	(1)	(1)
Noncurrent:
Deferred Tax Assets:
Interest	$—	$236
Accrued compensation	33	27
Accrued self-insurance liabilities	13	15
Other accrued liabilities	7	8
Deferred revenue	8	8
Restructuring liabilities	29	32
Net operating loss	830	374
Net capital loss carryforward	—	10
Fixed assets	23	16
Other	22	21
Valuation allowance	(758)	(415)

Noncurrent deferred tax assets	207	332
Deferred Tax Liabilities:
Deferred Financing Costs	$(8)	$(24)
Software costs	(25)	(23)
Intangible assets	(193)	(316)
Income from discharge of indebtedness	(80)	(80)

Noncurrent deferred tax liabilities	(306)	(443)

Deferred tax assets (liabilities), net	$(57)	$(52)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits for Continuing Operations

A reconciliation of the beginning and ending amount of unrecognized tax benefits for continuing operations for fiscal 2012, fiscal 2011, and fiscal 2010 is as follows (amounts in millions):

	Fiscal Year Ended
	February 3, 2013	January 29, 2012	January 30, 2011
Unrecognized Tax Benefits beginning of period	$196	$192	$190
Gross increases for tax positions in current period	—	—	1
Gross increases for tax positions in prior period	2	6	4
Gross decreases for tax positions in prior period	0	—	—
Settlements	(1)	(1)	(3)
Lapse of statutes	(4)	(1)	—

Unrecognized Tax Benefits end of period	$193	$196	$192